Bank borrowings - Borrowing detail by maturity - (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Borrowings [abstract]
Borrowings	$ 140,012,000	$ 57,162,000
Not later than one year
Borrowings [abstract]
Borrowings	79,876,000
Later than one year and not later than two years
Borrowings [abstract]
Borrowings	19,000,000
Later than three years and not later than four years
Borrowings [abstract]
Borrowings	13,230,000
Later than four years and not later than five years
Borrowings [abstract]
Borrowings	3,231,000
Later Than Five Years And Not Later Than Six Years
Borrowings [abstract]
Borrowings	21,150,000
Later than five years and not later than seven years [member]
Borrowings [abstract]
Borrowings	3,525,000
Credit facilities
Borrowings [abstract]
Borrowings	33,019,000
Credit facilities | Not later than one year
Borrowings [abstract]
Borrowings	14,019,000
Credit facilities | Later than one year and not later than two years
Borrowings [abstract]
Borrowings	19,000,000
Borrowings from supplier factoring facility
Borrowings [abstract]
Borrowings	36,856,000	35,059,000
Borrowings from supplier factoring facility | Not later than one year
Borrowings [abstract]
Borrowings	36,856,000
Other Loans
Borrowings [abstract]
Borrowings	70,137,000	$ 22,103,000
Other Loans | Not later than one year
Borrowings [abstract]
Borrowings	29,001,000
Other Loans | Later than three years and not later than four years
Borrowings [abstract]
Borrowings	13,230,000
Other Loans | Later than four years and not later than five years
Borrowings [abstract]
Borrowings	3,231,000
Other Loans | Later Than Five Years And Not Later Than Six Years
Borrowings [abstract]
Borrowings	21,150,000
Other Loans | Later than five years and not later than seven years [member]
Borrowings [abstract]
Borrowings	$ 3,525,000